SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal
State
Total current income taxes
Deferred	(3,449)	(3,403)
Change in valuation allowance	3,449	3,403
Income tax expense (benefit)